Deposits	12 Months Ended
Mar. 31, 2021
Deposits [Abstract]
Deposits
18. Deposits
Deposits at March 31, 2020 and 2021 consist of the following:

	Millions of yen
	2020	2021
Time deposits	¥1,752,755	¥1,860,253
Other deposits	478,948	457,532

Total	¥2,231,703	¥2,317,785

The balances of time deposits and certificates of deposit issued in amounts of ¥10 million or more were ¥1,064,398 million and ¥1,012,834 million at March 31, 2020 and 2021, respectively.

The maturity schedule of time deposits at March 31, 2021 is as follows:

Years ending March 31,	Millions of yen
2022	¥703,941
2023	279,490
2024	341,683
2025	281,527
2026	253,612
Thereafter	0

Total	¥1,860,253